PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jan. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Land	1,330,000	1,330,000
Leasehold improvements	1,775,896	1,758,229
Furniture & fixtures	468,696	460,890
Computer equipment	6,659	46,484
Machinery & equipment	2,450,919	2,305,217
	6,032,170	5,900,820
Less: accumulated depreciation	(1,347,052)	(1,031,227)
	4,685,118	4,869,593